CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2015		¥ 751,325		¥ 6,120		¥ 878,385				¥ 25,870		¥ (181,546)		¥ 28,189		¥ 757,018		¥ (5,693)
Balance (Shares) at Dec. 31, 2015 | shares				100,000,000	100,000,000
Appropriation of statutory reserves										6,641		(6,641)
Distribution to a shareholder	[1]	(426,016)				(426,016)										(426,016)
Net income/(loss)		50,843										53,923				53,923		(3,080)
Other comprehensive income		22,275												22,275		22,275
Balance at Dec. 31, 2016		398,427		¥ 6,120		452,369				32,511		(134,264)		50,464		407,200		(8,773)
Balance (Shares) at Dec. 31, 2016 | shares				100,000,000	100,000,000
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs		437,829		¥ 662		437,167										437,829
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs (in shares) | shares				10,000,000	10,000,000
Share-based compensation (Note 15)		95,307				95,307										95,307
Appropriation of statutory reserves										13,855		(13,855)
Distribution to a shareholder	[1]	(571,807)				(452,369)						(119,438)				(571,807)
Net income/(loss)		(53,600)										(47,974)				(47,974)		(5,626)
Other comprehensive income		(10,424)												(10,424)		(10,424)
Balance at Dec. 31, 2017		295,732		¥ 6,782		532,474				46,366		(315,531)		40,040		310,131		(14,399)
Balance (Shares) at Dec. 31, 2017 | shares				110,000,000	110,000,000
Issuance of ordinary shares for business acquisition ,Value	[1]	9,212		¥ 14		9,198										9,212
Issuance of ordinary shares for business acquisition, Shares | shares				216,021	216,021
Issuances in relation to share option exercise		¥ 39,986		¥ 278		39,708										39,986
Issuances in relation to share option exercise (Shares) | shares		4,388,397	4,388,397	4,388,397	4,388,397
Cash-settled share-based compensation (Note 15)		¥ (1,721)				(1,721)										(1,721)
Share-based compensation (Note 15)		20,352				20,352										20,352
Appropriation of statutory reserves										31,979		(31,979)
Repurchase of ordinary shares, Value	[2]	(23,460)						¥ (23,460)								(23,460)
Repurchase of ordinary shares, Shares | shares				(825,174)	(825,174)
Net income/(loss)		142,436	$ 20,716									142,958				142,958		(522)
Other comprehensive income		2,419	352											2,419		2,419
Balance at Dec. 31, 2018		440,834	$ 64,117	¥ 7,074	$ 1,029	¥ 600,011	$ 87,268	¥ (23,460)	$ (3,412)	¥ 78,345	$ 11,395	(248,674)	$ (36,168)	¥ 42,459	$ 6,175	455,755	$ 66,287	¥ (14,921)	$ (2,170)
Balance (Shares) at Dec. 31, 2018 | shares				113,779,244	113,779,244
Effect of adoption of ASU 2014-09 (Note 4)		¥ (44,122)										¥ (44,122)				¥ (44,122)

[1]	On November 1, 2017, the Group acquired 100% equity interest of Edge Franchising, a leading Hong Kong-based admissions consulting company specializing in overseas boarding school and college placement, and certain fixed assets, intellectual properties, material contracts and key employees of the educational consulting business ("Edge Business") from a seller in which a managing director of Bain Capital Education IV Cayman Limited ("Bain Capital Education IV") is a director and minority shareholder (Note 12). In accordance with the sale and purchase agreement, the Company shall issue to the selling shareholder 216,021 ordinary shares, which was issued on January 2, 2018.
[2]	In November 2018, the Board of Directors approved share repurchase program to purchase up to US$30,000 of the Company's ordinary shares. As of December 31, 2018, pursuant to the share repurchase program, the Company repurchased 412,587 outstanding ADS representing 825,174 outstanding ordinary shares for an aggregated purchase price of RMB23,460, of which RMB2,093 was not settled. (Note 2)